UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock (Netherlands) B.V.
Address: Rembrandt Tower
         17th Floor
	 Amstelplein, Amsterdam
	 Netherlands


13F File Number: 028-12198


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen B. Clark
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:



________________________________________________________________________
/s/ Karen B. Clark   Plainsboro, New Jersey  08536   April 23, 2010

Signed pursuant to Power Of Attorney dated
February 12, 2010, included as Exhibit to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock (Netherlands) B.V.



Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited